Consolidated Balance Sheets - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 14,671	$ 9,292
Investment in marketable securities (Note 3)		770
Prepaid expenses and other receivables (Note 8a)	297	3,683
TOTAL CURRENT ASSETS	14,968	13,745
NON-CURRENT ASSETS:
Property and equipment, net (Note 4)	1,394	2,575
Operating lease right-of-use assets (Note 6d)	817	1,243
Other assets (Note 6e(1))	3,717	3,717
TOTAL NON-CURRENT ASSETS	5,928	7,535
TOTAL ASSETS	20,896	21,280
Accounts payable and accruals:
Trade	368	3,507
Other (Note 8b)	4,966	4,835
TOTAL CURRENT LIABILITIES	5,334	8,342
LONG-TERM LIABILITIES:
Operating lease liabilities (Note 6d)	338	799
Other liabilities (Note 9)	691	604
TOTAL LONG-TERM LIABILITIES	1,029	1,403
TOTAL LIABILITIES	6,363	9,745
SHAREHOLDERS’ EQUITY:
Ordinary shares, with no par value - authorized: 17,500,000 and 5,000,000 Ordinary Shares as of December 31, 2020 and December 31, 2019, respectively; issued and outstanding: 4,321,296 and 1,811,431 Ordinary Shares as of December 31, 2020 and December 31, 2019, respectively	727	727
Additional paid-in capital	217,357	200,231
Accumulated deficit	(203,551)	(189,423)
TOTAL SHAREHOLDERS’ EQUITY	14,533	11,535
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 20,896	$ 21,280